S000070653 [Member] Investment Objectives and Goals - iShares International Developed Small Cap Value Factor ETF	Mar. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	iSHARES® INTERNATIONAL DEVELOPED SMALL CAP VALUE FACTOR ETF Ticker: ISVLStock Exchange: Cboe BZX
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The iShares International Developed Small Cap Value Factor ETF (the “Fund”) seeks to track the investment results of an index composed of international developed market small-capitalization stocks, excluding the U.S. and Korea, with prominent value characteristics.